Redeemable Noncontrolling Interest (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Redeemable noncontrolling interest activity
Balance at the beginning of the period	$ 67.4	$ 67.4	$ 67.4	$ 28.1
Distributions	(26.0)	(27.4)	(36.0)	(31.2)
Share of income	24.6	26.6	36.0	32.0
Adjustment to redemption value of redeemable noncontrolling interest	2.0			(38.6)	(7.0)
Other	(0.1)			(0.1)
Balance at the end of the period	$ 67.9	$ 66.6	$ 67.4	$ 67.4	$ 28.1